Victory Pioneer Equity Premium Income Fund Investment Strategy - Victory Pioneer Equity Premium Income Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities and equity-related investments. Equity securities and equity-related investments include common and preferred stocks, depositary receipts, warrants, rights, equity-linked notes (“ELNs”), master limited partnerships, equity interests in real estate trusts (“REITs”), and other equity interests, such as securities of other investment companies (including mutual funds, exchange-traded funds, and closed-end funds) that invest primarily in equity securities. Equity securities may include derivative instruments that provide exposure to equity securities or have similar economic characteristics. The Fund may invest in securities of issuers of any market capitalization, and in securities in any industry or market sector. The Fund may invest in initial public offerings of equity securities.The Fund may invest up to 60% of its net assets in ELNs. ELNs are structured products that consist of two main components: a fixed income component in the form of a bond or note paying a stated interest rate (premium), and an equity-linked component tied to the performance of one or more underlying reference securities (usually a single stock, a basket of stocks or a stock index). Under the structure, current payments typically are made in exchange for a limit on the capital appreciation potential of the reference securities during the term of the note. The ELN retains the downside risk associated with the reference securities. In addition, the Fund may write (sell) covered call and put options on common stocks or other reference securities.The Fund focuses on investments that offer a stream of income. The Fund’s investments in ELNs are intended to generate current income based on the interest rate paid by the ELNs. In addition to investments that offer a stream of income, the Fund may also invest in securities and instruments that are not income-producing, subject to its 80% policy with respect to investment in equity securities and equity-related investments. The Fund may invest in securities and instruments that are not income-producing for purposes of seeking capital appreciation or managing risk or other portfolio characteristics, and securities are not selected based on anticipated dividend payments.Subject to its 80% policy with respect to investment in equity securities and equity-related investments, the Fund may invest in investment-grade and below-investment-grade debt securities (known as “junk bonds”).The Fund may, but is not required to, use derivatives, such as options, stock index futures and index-based total return swap contracts. The Fund may use derivatives for a variety of other purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the Fund’s return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. The Fund may invest without limit in derivative instruments. However, the Fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations.The Fund invests mainly in U.S. issuers and ELNs and other investments tied to the performance of U.S. issuers. The Fund considers U.S. issuers to include: issuers organized under the laws of the United States, issuers with a principal office in the United States, issuers whose equity securities are traded principally in the United States, issuers that derive at least 50% of their gross revenues or profits from goods or services produced in the United States or sales made in the United States, or issuers that have at least 50% of their assets in the United States.The Fund may invest up to 20% of its net assets in securities of non-U.S. issuers. The Fund will not invest more than 10% of its net assets in the securities of emerging market issuers. The Fund does not count securities of Canadian issuers against the limit on investment in securities of non-U.S. issuers. In addition to investing in securities denominated in non-U.S. currencies, the Fund may hold non-U.S. currencies and purchase and sell forward currency exchange contracts in non-U.S. currencies. The Fund’s currency and currency-related investments may be used to adjust overall currency exposures, including as a means of seeking incremental return, which may be considered a speculative technique.In selecting investments, the Adviser considers the investment’s income and return potential in view of such factors as the sustainability of the issuer’s earnings and financial condition. The Adviser generally favors those securities it perceives to be undervalued. In selecting equity securities, the Adviser employs fundamental research and an evaluation of the issuer based on its financial statements and operations. Among other things, the Adviser focuses on an issuer’s deployment of capital and return on capital. The Adviser relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. The Adviser focuses on the quality and valuation of issuers and securities. Investments typically are sold when the Adviser’s overall assessment of market and economic conditions changes or the assessments of the attributes of individual holdings or investment types change.